NEWBUILDINGS	12 Months Ended
Dec. 31, 2020
NEWBUILDINGS [Abstract]
NEWBUILDINGS

17.	NEWBUILDINGS

Movements in the three years ended December 31, 2020 are summarized as follows:

(in thousands of $)
Balance at December 31, 2017	79,602
Additions, net, continuing basis	201,653
Transfer to Vessels and equipment, net	(230,596)
Interest capitalized, continuing basis	1,595
Balance at December 31, 2018	52,254
Additions, net, continuing basis	158,846
Transfer to Vessels and equipment, net	(166,121)
Interest capitalized, continuing basis	1,089
Balance at December 31, 2019	46,068
Additions, net, continuing basis	163,090
Transfer to Vessels and equipment, net	(162,221)
Interest capitalized, continuing basis	1,561
Balance at December 31, 2020	48,498

The following table sets forth certain details of our newbuildings delivered in the three years ended December 31, 2020:

(in thousands of $)
Vessel name	Vessel type	Date of delivery
Front Dynamic	VLCC	June 2020
Front Cruiser	Suezmax	May 2020

Front Discovery	VLCC	April 2019
Front Defender	VLCC	January 2019

Front Empire	VLCC	January 2018
Front Princess	VLCC	January 2018
Front Polaris	LR2/ Aframax	January 2018

As of December 31, 2018, the Company's newbuilding program comprised two VLCC newbuildings.

In the year ended December 31, 2019, the Company took delivery of two VLCC newbuildings.

As of December 31, 2019, the Company’s newbuilding program comprised one Suezmax tanker and one VLCC, and four LR2 tankers.

In the year ended December 31, 2020, the Company took delivery of one VLCC newbuilding and one Suezmax tanker newbuilding.

As of December 31, 2020, the Company's newbuilding program comprised four LR2 tankers. One LR2 tanker was delivered in March 2021, one LR2 tanker is expected to be delivered in April 2021, and two LR2 tankers are expected to be delivered in September 2021.